INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Investments [Abstract]
Disclosure of detailed information about investments [Table Text Block]
	December 31, 2021	December 31, 2020
Marketable securities	$9,226	$14,717
Warrants	180	636
Private company investments	11,124	10,273
Total Investments	20,530	25,626
Less: current portion	(15,391)	(16,755)
Non-current portion	$5,139	$8,871